Fair Value - Gains and losses recognized in the income statement on financial assets and financial liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Financial Assets And Liabilities [Abstract]
Trading	€ 13,924	€ 6,509
Designated	€ 5,679	€ 8,815